Other Receivables (Details) - Schedule of other receivables - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Other Receivables [abstract]
Net Receivable from Reachnet Cable Service Pvt. Ltd.	$ 46,053,594	$ 43,168,720
GST and other taxes on the above	8,289,647	7,770,370
Total	$ 54,343,241	$ 50,939,090